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February 1, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     FS Variable Annuity Account Five ("Registrant")
        Seasons Select II Variable Annuity
        First SunAmerica Life Insurance Company ("Depositor")
        File Nos. 333-116026 and 811-08369

Ladies and Gentleman:

        On behalf of the registrant, submitted herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), is Pre-Effective Amendment 1 and Amendment No. 1 under the 1933 Act and the 1940 Act, respectively, to Initial Registration Statement on Form N-4.

        The purpose of this filing is to address the comments of the Staff of the Securities and Exchange Commission ("SEC") with respect to the Initial Registration Statement filed on May 28, 2004. We have addressed those comments in a separate correspondence dated February 1, 2005. We are also using this filing to make certain additional non-material changes to the Registration Statement.

        We are filing an acceleration request seeking effectiveness of this filing on February 14, 2005, at 9:00 a.m. EST. In conjunction with this request, the Depositor acknowledges that:

    . Should the United States Securities and Exchange Commission ("Commission") or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

    . The action of the Commission or the Staff, acting pursuant to the delegated authority, in declaring the filing effective, does not relieve the Depositor from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and,

    . The Depositor may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6560.

Very truly yours,


/s/ ALISON RYAN
Alison Ryan
Counsel